RELATED PARTY TRANSACTIONS - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Recoveries from related party	$ 6,000	$ 10,000
Due to related party Included in accounts payable and accrued liabilities	1,004,000	708,000
Due from related party Included in receivable	$ 0	$ 6,000